Derivative Financial Instruments - Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effect of derivatives not designated as hedging instruments on the consolidated statements of operations
Amount of gain (loss) recognized in net income on derivatives	$ 363.2	$ (702.2)	$ (1,577.7)	$ 3,386.7	$ (119.4)
Interest rate contracts
Effect of derivatives not designated as hedging instruments on the consolidated statements of operations
Amount of gain (loss) recognized in net income on derivatives	(67.0)	(33.0)	(46.5)	(317.7)	(33.8)
Foreign exchange contracts
Effect of derivatives not designated as hedging instruments on the consolidated statements of operations
Amount of gain (loss) recognized in net income on derivatives	2.3	(1.9)	(2.8)	1.4	(4.7)
Equity contracts
Effect of derivatives not designated as hedging instruments on the consolidated statements of operations
Amount of gain (loss) recognized in net income on derivatives	(7.8)	(113.0)	(136.6)	20.7	(81.1)
Credit contracts
Effect of derivatives not designated as hedging instruments on the consolidated statements of operations
Amount of gain (loss) recognized in net income on derivatives	1.4	1.8	4.1	0.1	0.1
Other contracts
Effect of derivatives not designated as hedging instruments on the consolidated statements of operations
Amount of gain (loss) recognized in net income on derivatives	$ 434.3	$ (556.1)	$ (1,395.9)	$ 3,682.2	$ 0.1